Share-based compensation - Summary of Stock Option Activity and Related Information (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Cash received for options exercised	$ 75	$ 68
Weighted average share price at the date of exercise	$ 115.11	$ 100.20